FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

(17) FAIR VALUE MEASUREMENTS

The fair value of cash equivalents, restricted cash, and short-term investments is based on observable inputs in non-active markets, and are therefore classified as Level 2 in the ASC 820-10 three-tier hierarchy. The fair value of employee interest-free loan is based on inputs that are readily available from public markets, and are therefore classified as Level 2 in the hierarchy. The carrying value of cash equivalents, restricted cash, short-term investments and employee interest-free loan approximates fair value. The fair value of contingent purchase considerations is measured using significant unobservable inputs (Level 3), using a discounted cash flow method assuming a certain discount rate.

Assets disclosed at fair value as of December 31, 2012 are summarized as below:

		Fair value measurement or disclosure as of December 31, 2012 using
	Total fair value as of December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Impairment charges

Fair value disclosures
Cash equivalents (time deposits)	311,037,062		311,037,062
Restricted cash (time deposits)	61,400,000		61,400,000
Short-term investments (time deposits)	1,581,502,010		1,581,502,010
Other current assets (employee interest free loan)	2,281,675		2,281,675
Other non-current assets (employee interest free loan)	7,689,911		7,689,911
Accrued expenses and other current liabilities (contingent purchase consideration)	6,900,334			6,900,334

Non-recurring fair value measurements
Investment in non-consolidated affiliates (2012 Affiliate Company)	-			-	(4,812,242)
Intangible assets	239,233			239,233	(2,237,567)
Total assets measured at fair value	239,233	-	-	239,233	(7,049,809)

During the year ended December 31, 2012, the Group's investment in 2012 Affiliate Company and certain intangible assets were measured using significant unobservable inputs (Level 3), using the discounted a cash flow method assuming a certain discount rate, and written down from their respective carrying values to fair value. The corresponding impairment charges incurred were recorded in the consolidated statements of comprehensive income.

Assets and liabilities measured or disclosed at fair value as of December 31, 2013 are summarized as below:

		Fair value measurement or disclosure as of December 31, 2013 using
	Total fair value as of December 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Impairment charges

Fair value disclosures
Cash equivalents (time deposits)	124,500,000		124,500,000
Cash equivalents (money market funds in the PRC)	45,579,149		45,579,149
Restricted cash (time deposits)	103,440,000		103,440,000
Short-term investments (time deposits)	1,485,800,264		1,485,800,264
Other current assets (interest fee employee loan)	3,267,078		3,267,078
Other non-current assets (interest free employee loan)	9,376,665		9,376,665

Non-recurring fair value measurements
Intangible assets	47,791			47,791	(1,917,000)
Total assets measured at fair value	47,791	-	-	47,791	(1,917,000)

During the year ended December 31, 2013, certain intangible assets of the Group were measured using significant unobservable inputs (Level 3), using a discounted cash flow approach assuming a certain discount rate, and written down from their respective carrying value to fair value. The corresponding impairment charges incurred were recorded in the consolidated statements of comprehensive income.